OTHER LONG-TERM LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Costs, Noncurrent [Abstract]
Employee post-retirement benefit (Note 22)	444	244
Fair value of derivative contracts (Note 23)	411	255
Asset retirement obligations	98	83
Guarantees (Note 26)	15	18
Other	84	56
Other Long-Term Liabilities	1,052	656